Exhibit 99

  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report


  Collection Period                                                                                                     April, 2006
  Payment Date                                                                                                            5/15/2006
  Transaction Month                                                                                                               3

  Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
  http://www.fordcredit.com/institutionalinvestments/index.jhtml.

  I. ORIGINAL DEAL PARAMETERS                                                                               Weighted Avg Remaining
  ---------------------------
                                                        Dollar Amount           # of Receivables                     Term at Cutoff
  Initial Pool Balance                              $3,164,999,892.01                    187,903                          52 months
  Original Securities:                                  Dollar Amount         Note Interest Rate               Legal Final Maturity
   Class A-1 Notes                                    $540,000,000.00                    4.7248%                  November 15, 2006
   Class A-2 A Notes                                  $500,000,000.00                     5.040%                 September 15, 2008
   Class A-2 B Notes                                  $549,951,000.00                     4.911%                 September 15, 2008
   Class A-3 Notes                                    $901,239,000.00                     5.050%                     March 15, 2010
   Class A-4 Notes                                    $316,809,000.00                     5.070%                  December 15, 2010
   Class B Notes                                       $88,674,000.00                     5.290%                     April 15, 2011
   Class C Notes                                       $59,116,000.00                     5.480%                 September 15, 2011
   Class D Notes                                       $59,116,000.00                     7.210%                    August 15, 2012
                                                       --------------
      Total                                         $3,014,905,000.00

  II. AVAILABLE FUNDS
  -------------------
  Interest:
   Interest Collections                                                                                              $14,707,608.67

  Principal:
   Principal Collections                                                                                             $61,693,611.19
   Prepayments in Full                                                                                               $47,396,814.04
   Liquidation Proceeds                                                                                                 $552,639.42
   Recoveries                                                                                                             $8,733.64
                                                                                                                          ---------
     Sub Total                                                                                                      $109,651,798.29
                                                                                                                    ---------------
  Collections                                                                                                       $124,359,406.96

  Purchase Amounts:
   Purchase Amounts Related to Principal                                                                                $322,166.77
   Purchase Amounts Related to Interest                                                                                   $2,126.88
                                                                                                                          ---------
     Sub Total                                                                                                          $324,293.65

  Clean-up Call                                                                                                               $0.00
                                                                                                                              -----
  Available Collections                                                                                             $124,683,904.28

  Reserve Account Draw Amount                                                                                                 $0.00
  Net Swap Receipt - Tranche A-2b                                                                                             $0.00
                                                                                                                              -----
  Available Funds                                                                                                   $124,683,904.28







                                                          Page 1





  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     April, 2006
  Payment Date                                                                                                            5/15/2006
  Transaction Month                                                                                                               3

   III. DISTRIBUTIONS
   ------------------
   Available Funds                                                                                     Carryover          Remaining
                                            Calculated Amount             Amount Paid     Shortfall    Shortfall    Available Funds

   Owner Trustee Fees and Expenses                      $0.00                   $0.00         $0.00        $0.00    $124,683,904.28
   Indenture Trustee Fees and                           $0.00                   $0.00         $0.00        $0.00    $124,683,904.28
   Servicing Fee                                $2,414,421.38           $2,414,421.38         $0.00        $0.00    $122,269,482.90
   Net Swap Payment - Tranche A-2 B               $202,183.37             $202,183.37         $0.00        $0.00    $122,067,299.53
   Interest - Class A-1 Notes                     $977,496.37             $977,496.37         $0.00        $0.00    $121,089,803.16
   Interest - Class A-2 A Notes                 $2,100,000.00           $2,100,000.00         $0.00        $0.00    $118,989,803.16
   Interest - Class A-2 B Notes                 $2,100,736.44           $2,100,736.44         $0.00        $0.00    $116,889,066.72
   Interest - Class A-3 Notes                   $3,792,714.13           $3,792,714.13         $0.00        $0.00    $113,096,352.59
   Interest - Class A-4 Notes                   $1,338,518.03           $1,338,518.03         $0.00        $0.00    $111,757,834.56
   Swap Termination Payment                             $0.00                   $0.00         $0.00        $0.00    $111,757,834.56
   First Priority Principal Payment                     $0.00                   $0.00         $0.00        $0.00    $111,757,834.56
   Interest - Class B Notes                       $390,904.55             $390,904.55         $0.00        $0.00    $111,366,930.01
   Second Priority Principal Payment           $21,981,694.82          $21,981,694.82         $0.00        $0.00     $89,385,235.19
   Interest - Class C Notes                       $269,963.07             $269,963.07         $0.00        $0.00     $89,115,272.12
   Third Priority Principal Payment            $59,116,000.00          $59,116,000.00         $0.00        $0.00     $29,999,272.12
   Interest - Class D Notes                       $355,188.63             $355,188.63         $0.00        $0.00     $29,644,083.49
   Reserve Account Deposit                              $0.00                   $0.00         $0.00        $0.00     $29,644,083.49
   Regular Principal Payment                  $184,898,970.51          $29,644,083.49         $0.00        $0.00              $0.00
   Additional Trustee Fees and                          $0.00                   $0.00         $0.00        $0.00              $0.00
   Residual Released to Depositor                       $0.00                   $0.00         $0.00        $0.00              $0.00
                                                                                -----

   Total                                                              $124,683,904.28

                                                              Principal Payment:

                                                                     First Priority Principal Payment                         $0.00
                                                                     Second Priority Principal Payment               $21,981,694.82
                                                                     Third Priority Principal Payment                $59,116,000.00
                                                                     Regular Principal Payment                       $29,644,083.49
                                                                                                                     --------------

                                                                     Total                                          $110,741,778.31


   IV. NOTEHOLDER PAYMENTS
   -----------------------

                          Noteholder Principal Payments      Noteholder Interest Payments                 Total Payment
                                   Actual    Per $1,000 of            Actual   Per $1,000 of               Actual      Per $1,000 of
                                                  Original                          Original                        Original Balance
                                                   Balance                           Balance
   Class A-1 Notes        $110,741,778.31          $205.08      $977,496.37            $1.81     $111,719,274.68            $206.89
   Class A-2 A Notes                $0.00            $0.00    $2,100,000.00            $4.20       $2,100,000.00              $4.20
   Class A-2 B Notes                $0.00            $0.00    $2,100,736.44            $3.82       $2,100,000.00              $4.20
   Class A-3 Notes                  $0.00            $0.00    $3,792,714.13            $4.21       $3,792,714.13              $4.21
   Class A-4 Notes                  $0.00            $0.00    $1,338,518.03            $4.23       $1,338,518.03              $4.23
   Class B Notes                    $0.00            $0.00      $390,904.55            $4.41         $390,904.55              $4.41
   Class C Notes                    $0.00            $0.00      $269,963.07            $4.57         $269,963.07              $4.57
   Class D Notes                    $0.00            $0.00      $355,188.63            $6.01         $355,188.63              $6.01
                                    -----            -----      -----------            -----         -----------              -----

   Total                  $110,741,778.31           $36.73   $11,325,521.22            $3.76     $122,067,299.53             $40.49




                                                          Page 2





  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     April, 2006
  Payment Date                                                                                                            5/15/2006
  Transaction Month                                                                                                               3

   V. NOTE BALANCE AND POOL INFORMATION
   ------------------------------------
                                                   Beginning of Period                                End of Period
                                                        Balance           Note Factor                  Balance          Note Factor
   Class A-1 Notes                              $265,996,665.33             0.4925864          $155,254,887.02            0.2875091
   Class A-2 A Notes                            $500,000,000.00             1.0000000          $500,000,000.00            1.0000000
   Class A-2 B Notes                            $549,951,000.00             1.0000000          $549,951,000.00            1.0000000
   Class A-3 Notes                              $901,239,000.00             1.0000000          $901,239,000.00            1.0000000
   Class A-4 Notes                              $316,809,000.00             1.0000000          $316,809,000.00            1.0000000
   Class B Notes                                 $88,674,000.00             1.0000000           $88,674,000.00            1.0000000
   Class C Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
   Class D Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
                                                 --------------             ---------           --------------            ---------

   Total                                      $2,740,901,665.33             0.9091171        $2,630,159,887.02            0.8723857

   Pool Information
    Weighted Average APR                                                       6.621%                                        6.612%
    Weighted Average Remaining Term                                             50.50                                         49.73
    Number of Receivables Outstanding                                         176,058                                       170,379
    Pool Balance                                                    $2,897,305,654.21                             $2,787,043,507.86
    Adjusted Pool Balance (Pool Balance - YSOC Amount)              $2,703,499,857.69                             $2,600,687,970.51
    Pool Factor                                                            0.9154205                                     0.8805825



  VI. OVERCOLLATERALIZATION INFORMATION
  -------------------------------------

  Specified Reserve  Balance                                                                                        $15,824,999.46
  Targeted Credit Enhancement Amount                                                                                $27,870,435.08
  Yield Supplement Overcollateralization Amount                                                                    $186,355,537.35
  Targeted Overcollateralization Amount                                                                            $198,400,972.97
  Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                        $156,883,620.84


  VII. RECONCILIATION OF RESERVE ACCOUNT
  --------------------------------------

  Beginning Reserve Account Balance                                                                                 $15,824,999.46
  Reserve Account Deposits Made                                                                                               0.00
  Reserve Account Draw Amount                                                                                                 0.00
                                                                                                                              ----
  Ending Reserve Account Balance                                                                                    $15,824,999.46
  Change in Reserve Account Balance                                                                                          $0.00

  Specified Reserve  Balance                                                                                        $15,824,999.46













                                                          Page 3





  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     April, 2006
  Payment Date                                                                                                            5/15/2006
  Transaction Month                                                                                                               3


  VIII. NET LOSSES AND DELINQUENT RECEIVABLES
  -------------------------------------------

                                                                                     # of Receivables                       Amount
  Realized Loss                                                                                   862                  $296,820.70
  (Recoveries)                                                                                      2                    $8,733.64
                                                                                                                         ---------
  Net Losses for Current Collection Period                                                                             $288,087.06
  Cumulative Net Losses Last Collection                                                                                $163,331.86
                                                                                                                       -----------
  Cumulative Net Losses for all Collection Periods                                                                     $451,418.92

  Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                         0.12%

  Delinquent Receivables:

                                                            % of EOP Pool            # of Receivables                       Amount
  31-60 Days Delinquent                                             0.62%                       1,010               $17,254,975.31
  61-90 Days Delinquent                                             0.03%                          43                  $820,754.06
  91-120 Days Delinquent                                            0.01%                          10                  $177,684.28
  Over 120 Days Delinquent                                          0.00%                           0                        $0.00
                                                                    -----                           -                        -----

  Total Delinquent Receivables                                      0.63%                       1,063               $18,253,413.65

  Repossesion Inventory:

  Repossesed in the Current Collection Period                                                      70                $1,237,032.90
  Total Repossesed Inventory                                                                       74                $1,451,269.77

  Ratio of Net Losses to the Average Pool Balance for the Collection Period:
  Second Preceding Collection Period                                                                                       0.0039%
  Preceding Collection Period                                                                                              0.0620%
  Current Collection Period                                                                                                0.1216%
  Three Month Average                                                                                                      0.0625%

  Number of  61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
  Second Preceding Collection Period                                                                                       0.0000%
  Preceding Collection Period                                                                                              0.0244%
  Current Collection Period                                                                                                0.0311%
  Three Month Average                                                                                                      0.0185%










                                                          Page 4